Dividends on ordinary shares - Dividends on ordinary shares (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Dividends [Abstract]
Dividends paid, ordinary shares per share (in GBP per share)	£ 0.0560	£ 0.0550
Dividends paid, ordinary shares	£ 769	£ 791